Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP Schedule Of Asset Held For Investment Table [Text Block]

PCS 401(k) RETIREMENT PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

As of December 31, 2025

Employer Identification Number: 562111626

Plan Number: 002

(US dollars)

				(e) Current
(a)	(b) Identity of Issuer	(c) Description of Investments	(d) Cost **	Value
	Shares of registered investment companies:
	State Street Global Advisors	State Street Global Equity Index Non-Lending Series Fund Class C		1,572,134
	State Street Global Advisors	State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II		4,349,666
	State Street Global Advisors	State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II		4,523,886
	State Street Global Advisors	State Street S&P 500 Index Securities Lending Series Fund Class II		24,326,207
	State Street Global Advisors	State Street U.S. Bond Index Securities Lending Series Fund Class XIV		2,204,928
	State Street Global Advisors	State Street Target Retirement 2025 Securities Lending Series Fund Class IV		16,351,187
	State Street Global Advisors	State Street Target Retirement 2030 Securities Lending Series Fund Class IV		17,593,658
	State Street Global Advisors	State Street Target Retirement 2035 Securities Lending Series Fund Class IV		13,197,047
	State Street Global Advisors	State Street Target Retirement 2040 Securities Lending Series Fund Class IV		11,122,967
	State Street Global Advisors	State Street Target Retirement 2045 Securities Lending Series Fund Class IV		17,323,827
	State Street Global Advisors	State Street Target Retirement 2050 Securities Lending Series Fund Class IV		15,807,559
	State Street Global Advisors	State Street Target Retirement 2055 Securities Lending Series Fund Class IV		7,855,992
	State Street Global Advisors	State Street Target Retirement 2060 Securities Lending Series Fund Class IV		4,834,821
	State Street Global Advisors	State Street Target Retirement 2065 Securities Lending Series Fund Class IV		382,046
	State Street Global Advisors	State Street Target Retirement 2070 Securities Lending Series Fund Class IV		11,775,762
	Global Trust Company	AQR U.S. Enhanced Equity Collective Investment Fund Class W		7,795,051
	Global Trust Company	Mawer International Equity Collective Investment Fund Class W		673,656
	Goldman Sachs	Goldman Sachs Stable Value Collective Trust Institutional Series Class 1		8,015,110
	PGIM Inc.	Prudential Core Plus Bond Fund Class 6		3,734,225
	DFA Investment Dimensions Group Inc.	DFA US Targeted Value fund		582,574
	T. Rowe Price Trust Company	T. Rowe Price Stable Return Fund Class R		421,546
*	Fidelity Management Trust Company	Fidelity Government Money Market Fund		36,363
*	Nutrien Ltd. common stock	Common stock, 240,150 shares		14,822,047
*	Nutrien Stock Purchase Account	Money market	3,722	3,722
	Investments subtotal			189,305,981
*	Various participants	Notes receivable from participants, bearing interest at rates ranging from 3.00 percent to 9.50 percent, secured by the related participant’s vested account balance, maturing through 2042.		2,303,194
	Total assets held at end of year			191,609,175
* Identified party-in-interest.
** Cost information is not required for participant-directed investments and, therefore, is not included.